Commitments and Related Party Transactions (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 10, 2021
Commitments and Related Party Transactions [Line Items]
Note payable	$ 167,025	$ 144,525	$ 99,525
Note Payable to Stockholder [Member]
Commitments and Related Party Transactions [Line Items]
Interest rate		18.00%		18.00%